Item G.1.b.i.  material amendments to organizational documents.

ARTICLES OF AMENDMENT

for a

MARYLAND    STOCK    CORPORATION

(1)

(2) Aberdeen Global Income Fund, Inc.

,

a Maryland corporation, certifies to the State Department of Assessments and Taxation of Maryland that the charter of the corporation shall be and hereby is amended as follows:

(3)

The name of the entity has been amended to:

abrdn Global Income Fund, Inc.

The Articles of Amendment shall be effective at 12:01 a.m. on June 30, 2022

This amendment of the charter of the corporation has been approved by

(4)a majority of the entire Board of Directors of the Corporation and is limited to a change expressly authorized by Section 2-605 of the Maryland General Corporation Law to be made without action by the stockholders.

The undersigned acknowledges that this is an act of the above named corporation, and verifies, under the penalties for perjury, that the matters and facts stated herein, which require such verification, are true and accurate, to the best of his/her knowledge, information, and belief.

(5) /s/ Megan Kennedy                                   (5)   /s/ Robert Hepp

ATTESTED TO BY (signature/title) Megan Kennedy, Sec. SIGNED BY (signature/title) Robert Hepp, VP

(6)    Return address of filing party:

C/O CSC-LAWYERS INCORPORATING

SERVICE COMPANY

7 SAINT PAUL ST., STE 820, BALTIMORE, MD 21202